Property, Plant and Equipment - Additional Information (Details) - USD ($)	Feb. 28, 2022	Feb. 28, 2021
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	$ 1,929,664	$ 1,527,260
Lease liability	1,538,808	1,128,965
Right-of-use Assets
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	$ 1,466,395	$ 1,113,445